Dividends on ordinary shares and buyback	6 Months Ended
Jun. 30, 2024
Disclosure Of Dividends [Abstract]
Dividends on ordinary shares and buyback	Note 18: Dividends on ordinary shares and share buyback
An interim dividend for 2024 of 1.06 pence per ordinary share (half-year to 30 June 2023: 0.92 pence per ordinary share)
will be paid on 10 September 2024. The total amount of this dividend is £662 million, before the impact of any further cancellations of shares purchased under the Group’s buyback programme (half-year to 30 June 2023: £592 million, following cancellations of shares under the Group’s buyback programme up to the record date, was paid to shareholders).
On 21 May 2024, a final dividend in respect of 2023 of 1.84 pence per ordinary share, totalling £1,169 million, following cancellations of shares under the Group’s buyback programme up to the record date, was paid to shareholders.
Shareholders who have joined the dividend reinvestment plan will automatically receive ordinary shares instead of the cash dividend. Key dates for the payment of the recommended dividend are outlined below.

Shares quoted ex-dividend for 2024 interim dividend	1 August 2024
Record date for 2024 interim dividend	2 August 2024
Final date for joining or leaving the interim 2024 dividend reinvestment plan	19 August 2024
Interim 2024 dividend paid	10 September 2024
On 23 February 2024 the Group commenced an ordinary share buyback programme to purchase outstanding ordinary shares. As at 30 June 2024, the Group has purchased c.1.8 billion ordinary shares under the programme, for a total consideration of £918 million.